Cover	Dec. 23, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 23, 2025
Entity File Number	001-41963
Entity Registrant Name	VOCODIA HOLDINGS CORP.
Entity Central Index Key	0001880431
Entity Tax Identification Number	86-2473253
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	7781NW Beacon Square Blvd
Entity Address, Address Line Two	Unit 102-V64
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(561)
Local Phone Number	826-2140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VHAI
Entity Emerging Growth Company	false